Weighted Average Assumptions used to Determine Net Period Benefit Cost (Detail)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%